Income tax expense (Tables)	12 Months Ended
Dec. 31, 2018
Income tax expense [abstract]
Income tax expense
	For the year ended 31 December
	2018	2017

Current income tax expense	1,418,993	1,942,238
Deferred income tax (Note 32)	(775,820)	(724,712)

Total	643,173	1,217,526

Reconciliation of effective income tax rate from notional income tax rate
	For the year ended 31 December
	2018	2017

Notional tax on profit before income tax expense, calculated at the applicable income tax rates in the countries concerned	27.82%	26.13%
Effect of tax losses not recognised	26.83%	18.45%
Effect of deductible temporary differences not recognised	5.92%	6.04%
Effect of non-taxable income	(28.53%)	(12.37%)
Effect of non-deductible expenses	11.22%	7.05%
Statutory tax concession	(6.38%)	0.26%
Others	(4.27%)	(2.10%)

Effective tax rate	32.61%	43.46%